Property and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 5,621
Ending balance	[1]	5,700	$ 5,621
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,537	11,387
Additions		756	859
Disposals		(280)	(311)
Foreign currency adjustments and other		223	(398)
Ending balance		12,236	11,537
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,916)	(5,490)
Depreciation		749	769
Disposals		209	165
Foreign currency adjustments and other		80	(178)
Ending balance		(6,536)	(5,916)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		972
Ending balance		1,040	972
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,569	1,619
Additions		102	126
Disposals		(56)	(49)
Foreign currency adjustments and other		62	(127)
Ending balance		1,677	1,569
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(597)	(620)
Depreciation		37	42
Disposals		24	30
Foreign currency adjustments and other		27	(35)
Ending balance		(637)	(597)
Equipment 1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		442
Ending balance		585	442
Equipment 1 [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,906	1,936
Additions		110	111
Disposals		(59)	(47)
Foreign currency adjustments and other		405	(94)
Ending balance		2,362	1,906
Equipment 1 [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,464)	(1,471)
Depreciation		83	98
Disposals		59	32
Foreign currency adjustments and other		289	(73)
Ending balance		(1,777)	(1,464)
Technology assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		350
Ending balance		272	350
Technology assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,410	2,386
Additions		169	92
Disposals		(20)	(32)
Foreign currency adjustments and other		(354)	(36)
Ending balance		2,205	2,410
Technology assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,060)	(1,970)
Depreciation		153	155
Disposals		16	31
Foreign currency adjustments and other		(264)	(34)
Ending balance		(1,933)	(2,060)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		590
Ending balance		678	590
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,649	1,660
Additions		160	74
Disposals		(47)	(51)
Foreign currency adjustments and other		33	(34)
Ending balance		1,795	1,649
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,059)	(1,024)
Depreciation		98	95
Disposals		51	37
Foreign currency adjustments and other		11	(23)
Ending balance		(1,117)	(1,059)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,267
Ending balance		3,125	3,267
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,003	3,786
Additions		215	456
Disposals		(98)	(132)
Foreign currency adjustments and other		77	(107)
Ending balance		4,197	4,003
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(736)	(405)
Depreciation		378	379
Disposals		59	35
Foreign currency adjustments and other		17	(13)
Ending balance		$ (1,072)	$ (736)

[1]	Includes $0 (2021 – $40) of investment property.